OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Payments to be Received by Maturity
The minimum contractual future revenues to be received on time charters in respect of our Vessels as of December 31, 2023, were as follows:

(in thousands of $)
2024	318,444
2025	252,660
2026	173,744
2027	106,066
2028 and thereafter	13,564
Total minimum contractual future revenues	864,478

Operating Lease Income
The components of operating lease income were as follows:

	Fiscal Year 2023	Fiscal Year 2022		Fiscal Year 2021
	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022	January 1, 2021 to December 31, 2021
Operating lease income	337,418	176,028	37,506	145,833
Variable lease income / (expense) (1)	9,663	7,539	(217)	16,125
Total operating lease income (2)	347,081	183,567	37,289	161,958
(1) “Variable lease income / (expense)” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
(2) “Total operating lease income” is included within “Time and voyage charter revenues”. During the year ended December 31, 2021, GSVM chartered in an external vessel and recognized operating lease income of $2.6 million of variable lease income. No similar external vessel was chartered during the years ended December 31, 2023 and 2022.

Operating Lease Costs
The components of operating lease cost were as follows:

	Fiscal Year 2023	Fiscal Year 2022		Fiscal Year 2021
	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022	January 1, 2021 to December 31, 2021
Total Operating lease cost (1)	1,412	830	292	3,744

(1) “Operating lease cost” includes short-term lease cost. During the year ended December 31, 2021 we sub-chartered out an external vessel and recognized $3.0 million of cost presented in “Voyage, charter hire and commission expense, net”. The remaining balance in total operating lease cost is included in “Vessel operating expenses”. No similar external vessel was sub-chartered during the years ended December 31, 2023 and 2022.

Schedule of Maturity of Operating Lease Liabilities	The maturity of our lease liabilities as of December 31, 2023 is as follows:

(in thousands of $)
2024	1,112
2025	752
2026	586
2027	554
2028 and thereafter	1,018
Total minimum lease payments	4,022